Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of balance sheet are reconciled
Gross proceeds	$172,500,000
Less:
Proceeds allocated to Public Warrants	(5,117,500)
Issuance costs allocated to Class A common stock	(3,819,853)
Plus:
Remeasurement of carrying value to redemption value	8,937,353
Class A common stock subject to possible redemption	$172,500,000

Gross proceeds	$172,500,000
Less:
Proceeds allocated to Public Warrants	(5,117,500)
Issuance costs allocated to Class A common stock	(3,819,853)
Plus:
Accretion of carrying value to redemption value	8,937,353
Class A common stock subject to possible redemption	$172,500,000

Schedule of balance sheet are reconciled Schedule of reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share
	Three Months Ended March 31,
	2022		2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per share:
Numerator:
Allocation of net income (loss)	$1,877,445	$455,627	$(365,716)	$(221,884)
Denominator:
Weighted average shares outstanding	17,770,000	4,312,500	7,108,000	4,312,500
Basic and diluted net income (loss) per share	$0.11	$0.11	$(0.05)	$(0.05)

Year Ended December 31, 2021
Redeemable common stock
Net loss attributable to redeemable common stock	$(5,188,428)

Basic and diluted weighted average shares of redeemable common stock	14,697,945

Basic and diluted net loss per share of redeemable common stock	$(0.35)

Non-redeemable common stock
Net loss attributable to redeemable common stock	$(1,678,733)

Basic and diluted weighted average shares of redeemable common stock	4,755,569

Basic and diluted net loss per share of redeemable common stock	$(0.35)

FaZe Clan Inc [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of estimated useful lives of our fixed assets
Computer equipment	3 Years
Furniture/Fixtures	3 Years
Vehicles	5 Years
Leasehold improvements	Remaining lease term

Schedule of disaggregates the company’s revenue
	(in thousands) Three Months Ended March 31,
	2022	2021
Brand sponsorships	$8,060	$5,274
Content	4,681	3,274
Consumer products	403	559
Esports	2,426	717
Other	234	22
Total revenue	$15,804	$9,846

	(in thousands) Years Ended December 31,
	2021	2020
Brand sponsorships	$24,867	$16,520
Content	16,068	12,077
Consumer products	5,751	5,560
Esports	5,847	2,860
Other	319	149
Total revenue	$52,852	$37,166

Schedule of basic and diluted weighted-average shares of common stock outstanding
	Three Months Ended March 31,
	2022	2021
Warrants	$292,790	$292,790
Stock options	8,508,474	5,340,000
Unvested restricted stock awards	736,201	—
Convertible preferred stock	3,237,800	3,237,800
Total potentially dilutive common stock equivalents	$12,775,265	$8,870,590

	Years Ended December 31,
	2021	2020
Warrants	$292,700	$292,700
Stock options	8,576,098	5,340,000
Unvested restricted stock awards	602,647	—
Convertible preferred stock	3,237,800	3,237,800
Total potentially dilutive common stock equivalents	$12,709,245	$8,870,500

Schedule of consolidated statement of operations
	Year Ended December 31, 2020
	As previously reported	Revision adjustments	As revised
	(in thousands)
Revenues	$38,211	$(1,045)	$37,166
Cost of revenues	29,117	(1,045)	28,072
Gross profit	$9,094	$—	$9,094

Schedule of financial statements
	Year Ended December 31, 2020
	As previously reported	Revision adjustments	As revised
	(in thousands)
Brand Sponsorships	$16,520	$—	$16,520
Content	12,077	—	12,077
Consumer Products	6,605	(1,045)	5,560
Esports	2,860	—	2,860
Other	149	—	149
Total Revenue	$38,211	$(1,045)	37,166